Derivative Financial Instruments [Text Block]	12 Months Ended
Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments [Text Block]
24.	DERIVATIVE FINANCIAL INSTRUMENTS

The MUFG Group uses various derivative financial instruments both for trading purposes and for purposes other than trading (primarily risk management purposes) in the normal course of business to meet the financial needs of its customers, as a source of revenue and to manage its exposures to a variety of risks.

Market risk is the possibility that future changes in market indices make the financial instruments less valuable. The MUFG Group is a party to derivative financial instruments, including swaps, forwards, options and other types of derivatives, dealing primarily with market risk associated with interest rates, foreign currencies, equity and commodity prices, and credit risk associated with counterparty’s nonperformance of transactions.

Credit risk is the possibility that a loss may result from a counterparty’s failure to perform according to the terms and conditions of the contract, which may exceed the value of underlying collateral. To reduce credit risk, the MUFG Group may require collateral or guarantees based on a case-by-case assessment of creditworthiness of each customer and evaluation of the instrument. The MUFG Group also uses master netting agreements in order to mitigate overall counterparty credit risk.

Trading Activities

The MUFG Group’s trading activities include dealing and customer accommodation activities. As part of its trading activities, the MUFG Group offers a variety of derivative financial instruments for managing interest rate and foreign exchange risk to its domestic and foreign corporate and financial institution customers. The MUFG Group also enters into other types of derivative transactions, including equity and credit-related contracts, for its own account.

Risk Management Activities

As part of the MUFG Group’s risk management activities, asset and liability management is viewed as one of the methods for the MUFG Group to manage its interest rate exposures on interest-bearing assets and liabilities. The MUFG Group uses certain derivative financial instruments in order to minimize significant unplanned fluctuations in earnings that are caused by interest rate volatility. For example, an increase or a decrease in interest income and interest expense on hedged variable rate assets and liabilities as a result of interest rate fluctuations are expected to substantially offset the variability in earnings by gains and losses on the derivative instruments that are linked to these hedged assets and liabilities.

The MUFG Group enters into interest rate swaps and other contracts primarily to manage the interest rate risk of its loans, investment securities and deposit liabilities. Interest rate contracts, which are generally non-leveraged generic interest rate and basis swaps, options and futures, allow the MUFG Group to effectively manage its interest rate risk position. Option contracts primarily consist of caps, floors, swaptions and options on index futures. Futures contracts used for asset and liability management activities are primarily index futures providing for cash payments based upon the movement of an underlying rate index.

The MUFG Group enters into forward exchange contracts, currency swaps and other contracts in response to currency exposures resulting from on-balance sheet assets and liabilities denominated in foreign currencies in order to limit the net foreign exchange position by currency to an appropriate level.

Derivatives Designated as Hedges

The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by MUAH whose fiscal period ends on December 31.

Cash Flow Hedges

MUAH used interest rate swaps with a notional amount of ¥1,839.3 billion at December 31, 2015 to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate on the London Interbank Offered Rate (“LIBOR”) indexed loans. To the extent effective, payments received (or paid) under the swap contract offset fluctuations in interest income on loans caused by changes in the relevant LIBOR index. At December 31, 2015, the weighted average remaining life of the active cash flow hedges was 3.48 years.

For cash flow hedges, the effective portion of the gain or loss on the hedging instruments is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged cash flows are recognized in net interest income. Gains and losses representing hedge ineffectiveness are recognized in noninterest expense in the period in which they arise. At December 31, 2015, MUAH expects to reclassify approximately ¥15.4 billion of income from Accumulated OCI to net interest income during the year ending December 31, 2016. This amount could differ from amounts actually realized due to changes in interest rates, hedge terminations or the addition of other hedges subsequent to December 31, 2015.

Fair Value Hedges

MUAH engages in an interest rate hedging strategy in which one or more interest rate swaps are associated with a specified interest-bearing liability, in order to convert the liability from a fixed rate to a floating rate instrument. This strategy mitigates the changes in fair value of the hedged liability caused by changes in the designated benchmark interest rate, U.S. dollar LIBOR.

For fair value hedges, any ineffectiveness is recognized in non-interest expense in the period in which it arises. The change in the fair value of the hedged item and the hedging instrument, to the extent completely effective, offsets with no impact on earnings. For the fiscal years ended December 31, 2014 and 2015, MUAH recorded gains on the hedging instruments and losses on the hedged liability, both of which were less than ¥1 billion.

Notional Amounts of Derivative Contracts

The following table summarizes the notional amounts of derivative contracts at March 31, 2015 and 2016:

	Notional amounts(1)
	2015	2016
	(in trillions)
Interest rate contracts	¥1,131.4	¥1,179.7
Foreign exchange contracts	193.1	215.6
Equity contracts	4.1	4.2
Commodity contracts	1.0	0.7
Credit derivatives	6.8	6.3
Others	3.1	3.6

Total	¥1,339.5	¥1,410.1

Note:

(1)	Includes both written and purchased positions.

Impact of Derivatives on the Consolidated Balance Sheets

The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s consolidated balance sheets at March 31, 2015 and 2016:

	Fair value of derivative instruments
	2015(1)(5)			2016(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥11,435	¥4	¥11,439	¥16,482	¥9	¥16,491
Foreign exchange contracts	4,867	—	4,867	4,696	—	4,696
Equity contracts	250	—	250	183	—	183
Commodity contracts	94	—	94	75	—	75
Credit derivatives	70	—	70	61	—	61
Others	3	—	3	3	—	3

Total derivative assets	¥16,719	¥4	¥16,723	¥21,500	¥9	¥21,509

Derivative liabilities:
Interest rate contracts	¥11,341	¥—	¥11,341	¥16,276	¥2	¥16,278
Foreign exchange contracts	5,176	—	5,176	4,335	—	4,335
Equity contracts	245	—	245	212	—	212
Commodity contracts	96	—	96	71	—	71
Credit derivatives	72	—	72	54	—	54
Others(6)	(6)	—	(6)	(132)	—	(132)

Total derivative liabilities	¥16,924	¥—	¥16,924	¥20,816	¥2	¥20,818

Notes:

(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUAH. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32.
(6)	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Impact of Derivatives and Hedged Items on the Consolidated Statements of Income and Accumulated OCI

The following tables provide more detailed information regarding the derivative-related impact on the accompanying consolidated statements of income and Accumulated OCI by accounting designation for the fiscal years ended March 31, 2014, 2015 and 2016:

Gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	2014			2015			2016
	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total
	(in billions)
Interest rate contracts	¥—	¥30	¥30	¥—	¥262	¥262	¥—	¥244	¥244
Foreign exchange contracts	(51)	—	(51)	(217)	—	(217)	368	—	368
Equity contracts	—	(105)	(105)	—	(255)	(255)	—	149	149
Commodity contracts	—	3	3	—	(6)	(6)	—	2	2
Credit derivatives	—	(6)	(6)	—	5	5	—	12	12
Others	(2)	(6)	(8)	(1)	(43)	(44)	6	27	33

Total	¥(53)	¥(84)	¥(137)	¥(218)	¥(37)	¥(255)	¥374	¥434	¥808

Gains and losses for derivatives designated as cash flow hedges

	2014	2015	2016
	(in billions)
Gains recognized in Accumulated OCI on derivative instruments (Effective portion)
Interest rate contracts	¥3	¥13	¥24

Total	¥3	¥13	¥24

Gains reclassified from Accumulated OCI into income (Effective portion)
Interest rate contracts(1)	¥4	¥12	¥21

Total	¥4	¥12	¥21

Note:

(1)	Included in Interest income.

Embedded Derivatives

Features embedded in other non-derivative hybrid contracts are separated from the host contracts and measured at fair value when they are not clearly and closely related to the host contracts and meet the definition of a derivative. The change in the fair value of such an embedded derivative is recognized currently in earnings, unless it qualifies as a hedge. The fair value of the embedded derivative is presented in the accompanying consolidated balance sheets with the host contract.

Credit Derivatives

The MUFG Group enters into credit derivatives to manage its credit risk exposure, to facilitate client transactions, and for proprietary trading purposes, under which they provide the counterparty protection against the risk of default on a set of debt obligations issued by a specified reference entity or entities. Types of such credit derivatives primarily include single name credit default swaps, index and basket credit default swaps. The MUFG Group will have to perform under a credit derivative if a credit event as defined under the contract occurs. Such credit events include bankruptcy, dissolution or insolvency of the referenced entity, default and restructuring of the obligations of the referenced entity. The MUFG Group’s counterparties are banks, broker-dealers, insurance and other financial institutions. The contractual or notional amounts of these credit derivatives represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions or from collateral held or pledged. The table below summarizes certain information regarding protection sold through credit default swaps as of March 31, 2015 and 2016:

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2015:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥488,541	¥1,743,295	¥63,291	¥2,295,127	¥(34,573)
Non-investment grade	52,903	226,666	5,300	284,869	8,017
Not rated	2,731	439	—	3,170	(45)

Total	544,175	1,970,400	68,591	2,583,166	(26,601)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	—	195,481	109,409	304,890	(6,387)
Non-investment grade	—	2,880	—	2,880	(9)

Total	—	198,361	109,409	307,770	(6,396)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	55,856	273,097	5,000	333,953	(5,225)
Non-investment grade	56,349	—	—	56,349	(180)
Not rated	16,383	76,682	—	93,065	(3,877)

Total	128,588	349,779	5,000	483,367	(9,282)

Total index and basket credit default swaps sold	128,588	548,140	114,409	791,137	(15,678)

Total credit default swaps sold	¥672,763	¥2,518,540	¥183,000	¥3,374,303	¥(42,279)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2016:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥459,003	¥1,372,477	¥29,906	¥1,861,386	¥(18,680)
Non-investment grade	66,924	288,761	6,300	361,985	5,815
Not rated	21,387	4,700	—	26,087	715

Total	547,314	1,665,938	36,206	2,249,458	(12,150)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	4,237	194,196	163,468	361,901	(5,278)
Non-investment grade	2,880	28,000	—	30,880	(320)

Total	7,117	222,196	163,468	392,781	(5,598)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	46,000	166,794	—	212,794	(3,224)
Non-investment grade	9,384	58,238	—	67,622	(1,134)
Not rated	4,986	97,135	—	102,121	(4,148)

Total	60,370	322,167	—	382,537	(8,506)

Total index and basket credit default swaps sold	67,487	544,363	163,468	775,318	(14,104)

Total credit default swaps sold	¥614,801	¥2,210,301	¥199,674	¥3,024,776	¥(26,254)

Notes:

(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.

Single name credit default swaps—A credit default swap protects the buyer against the loss of principal on a bond or loan in case of a default by the issuer. The protection buyer pays a premium to the MUFG Group and is protected for the period of the credit default swap. As the seller of protection, the MUFG Group in turn will have to perform under a credit default swap if a credit event as defined under the contracts occurs. In order to provide an indication of the current payment/performance risk of the credit default swaps, the external credit ratings, primarily those provided by Moody’s and Standard & Poor’s (“S&P”), of the underlying reference entity of the credit default swaps are disclosed.

Index and basket credit default swaps—Index and basket credit default swaps are credit default swaps that reference multiple names through underlying baskets or portfolios of single name credit default swaps. Typically, in the event of a default on one of the underlying names, the MUFG Group, as the seller of protection, will have to pay a pro-rata portion of the total notional amount of the credit default index or basket contract. In order to provide an indication of the current payment/performance risk of these credit default swaps, BTMU and MUSHD rating scale based upon the entity’s internal ratings, which generally correspond to ratings defined by primarily Moody’s and S&P, of the underlying reference entities comprising the basket or index were calculated and disclosed.

The MUFG Group may economically hedge its exposure to credit derivatives by entering into offsetting derivative contracts. The carrying value and notional amounts of credit protection sold in which the MUFG Group held purchased protection with identical underlying referenced entities were approximately ¥35 billion and ¥2,928 billion, respectively, at March 31, 2015, and approximately ¥22 billion and ¥2,612 billion, respectively, at March 31, 2016.

Collateral is held by the MUFG Group in relation to these instruments. Collateral requirements are determined at the counterparty level and cover numerous transactions and products as opposed to individual contracts.

Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features

Certain of the MUFG Group’s derivative instruments contain provisions that require the MUFG Group’s debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the MUFG Group’s debt were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request payments on early termination or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position at March 31, 2015 and 2016 was approximately ¥2.2 trillion and ¥2.0 trillion, respectively, for which the MUFG Group has posted collateral of approximately ¥299 billion and ¥370 billion, respectively, in the normal course of business. The amount of additional collateral and early termination amount which could be requested if the MUFG Group’s debt falls below investment grade was ¥132 billion and ¥125 billion, respectively, as of March 31, 2015 and ¥156 billion and ¥85 billion, respectively, as of March 31, 2016.